Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business acquisitions
Allocation of the purchase price consideration

Purchase consideration

Cash	$6,886,812
Share issuance	2,611,044
Deferred and contingent consideration	1,274,402
10,772,258
Net assets acquired

Cash	175,346
Current assets	886,392
Capital and other assets	6,321,730
Current liabilities	(1,233,400)
Long-term liabilities	(5,415,460)
Covenants not to compete	310,000
Management services agreement	6,020,000
7,064,608

Goodwill	$3,707,650